Financial risk management - Schedule of Fair Value of Financial Instruments (Details) - Recurring fair value measurements [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial risk management
Financial assets at fair value through profit or loss	¥ 3,205	¥ 104,952
Financial assets at fair value through other comprehensive income	195,789	104,970
Convertible bonds	241,524	272,684
Level 1 [Member]
Financial risk management
Financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	66,642	104,970
Convertible bonds	0	0
Level 3 [Member]
Financial risk management
Financial assets at fair value through profit or loss	3,205	104,952
Financial assets at fair value through other comprehensive income	129,147	0
Convertible bonds	¥ 241,524	¥ 272,684